Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2019
Land Use Rights, Net [Abstract]
Schedule of land use rights
	December 31, 2019	December 31, 2018
Cost	$2,158,848	$2,187,229
Less: accumulated amortization	(150,752)	(108,989)
Land use rights, net	$2,008,096	$2,078,240